NOTE 5. DEFERRED REVENUE (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Deferred revenue	$ 250,000	$ 215,000
Deferred revenue as current liability	1,504,387
Exclusive Agreements [Member]
Deferred revenue	250,000
Yilaime Sales and Support Services Agreementt [Member]
Deferred revenue	250,000
Yilaime [Member]
Deferred revenue	$ 70,000